Summary of Net Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax liability:
Property, plant and equipment and intangibles	$ 393,631	$ 426,934
Debt issue costs	2,665	3,280
Partnership deferrals	2,532	850
Other	6,322	7,926
Deferred income tax liability	405,150	438,990
Offsetting of assets and liabilities	(383,914)	(413,601)
Deferred tax liabilities	21,236	25,389
Deferred tax assets:
Losses (expire from time to time up to 2040)	370,439	402,025
Long-term incentive plan	4,956	6,131
Other	9,617	10,169
Deferred income tax asset	385,012	418,325
Offsetting of assets and liabilities	(383,914)	(413,601)
Deferred tax assets	1,098	4,724
Net deferred tax liability	$ 20,138	$ 20,665